SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 3,857,077	$ 2,115,109
Total	(9,003,215)	1,641,794
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	6,009,702	19,404,971
Purchases of goods and services	(24,597,687)	(20,951,684)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(2,459,820)	(4,425,476)
Sales of goods and services	6,048
Purchases of goods and services	821,959
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	9,576,087	7,156,388
Purchases of goods and services	(2,216,581)	(1,401,698)
In-kind contributions	$ 3,857,077	2,115,109
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses		$ (255,816)